Stock Option Plan (Details Narrative) (fuboTV Inc. Pre-Merger) (10-K) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2017	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation					$ 17,776
Unrecognized compensation expense
Term of granted options					8 years 1 month 6 days
Stock option outstanding		16,533,772			16,533,772		16,667
Stock-based compensation expense for options granted		$ 8,715	$ 10,061
Fubo TV Pre-Merger [Member]
Stock-based compensation			$ 368	$ 376			$ 1,511	$ 952
Shares available for future stock option grants			351,158				270,019	270,022
Common stock options voting percentage description							Under the Plan, the board of directors may grant incentive stock options or nonqualified stock options. Incentive stock options may only be granted to employees. The exercise price of incentive stock options and nonqualified stock options will be no less than 100% of the fair value per share of the Company's common stock on the date of grant. If an individual owns capital stock representing more than 10% of the voting shares, the price of each share will be at least 110% of the fair value on the date of grant. Fair value is determined by the board of directors. Employee stock options generally vest 25% on the first anniversary of the grant date and then ratably over the next three years or ratably over 48 months. Nonemployee stock options generally vest ratably over a two-year period. Options expire after 10 years.
Weighted average grant date fair value of options granted							$ 3.67	$ 3.44
Fair value of stock options granted to empleyees that vested							$ 2,861	$ 936
Proceeds from exercises of stock options			$ 18	$ 2			174	84
Unrecognized compensation expense							$ 3,294	$ 5,117
Term of granted options							8 years 6 months 21 days	3 years 9 months
Stock option outstanding							2,299,942	2,380,989
Fubo TV Pre-Merger [Member] | Non-employee [Member]
Stock option outstanding							94,338	94,338
Stock-based compensation expense for options granted							$ 6	$ 6
Number of shares issued of restricted stock	$ 41,652
Shares vesting periods	2 years
Fubo TV Pre-Merger [Member] | 2015 Equity Incentive Plan [Member]
Number of shares authorized for issuance under plan			2,727,328				2,727,328